Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Leases [Abstract]
Impairment loss	$ 8,861	¥ 15,575	¥ 12,772